UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Rebecca A. Paulzine, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5168

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1. Schedule of Investments

Real Estate Securities Fund

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (99.4%)	Value
Diversified Real Estate Activities (0.2%)
5,686	Brookfield Asset Management, Inc.	$156,649

	Total Diversified Real Estate Activities	156,649

Diversified REITS (6.5%)
12,050	American Assets Trust, Inc.	216,298
22,785	Colonial Properties Trust	413,776
7,295	Excel Trust, Inc.	70,178
35,938	Liberty Property Trust[a]	1,046,155
5,700	PS Business Parks, Inc.	282,378
5,781	Retail Opportunity Investments Corporation[a]	64,053
58,347	Vornado Realty Trust	4,353,853
11,380	Washington Real Estate Investment Trust	320,688
2,750	Winthrop Realty Trust	23,898

	Total Diversified REITS	6,791,277

Financials (4.6%)
3,623	Cohen & Steers Quality Income Realty Fund, Inc.	27,788
23,225	CubeSmart	198,109
91,300	DDR Corporation	995,170
144,766	Prologis, Inc.	3,510,576

	Total Financials	4,731,643

Hotels, Resorts & Cruise Lines (0.9%)
4,800	Gaylord Entertainment Company[b]	92,832
7,100	Marriott International, Inc.	193,404
12,579	Starwood Hotels & Resorts Worldwide, Inc.	488,317
12,463	Summit Hotel Properties, Inc.	87,989
3,000	Wyndham Worldwide Corporation	85,530

	Total Hotels, Resorts & Cruise Lines	948,072

Industrial REITS (1.4%)
72,882	DCT Industrial Trust, Inc.	319,952
22,399	DuPont Fabros Technology, Inc.[a]	441,036
9,500	EastGroup Properties, Inc.	362,330
15,500	First Industrial Realty Trust, Inc.[b]	124,000
14,850	First Potomac Realty Trust	185,180

	Total Industrial REITS	1,432,498

Mortgage REITS (1.4%)
13,400	American Capital Agency Corporation	363,140
3,500	Apollo Commercial Real Estate Finance, Inc.	46,095
6,950	Colony Financial, Inc.	89,794
4,350	CreXus Investment Corporation	38,628
22,647	Invesco Mortgage Capital, Inc.	320,002
4,868	Starwood Property Trust, Inc.	83,535
58,950	Two Harbors Investment Corporation	520,528

	Total Mortgage REITS	1,461,722

Office REITS (15.8%)
24,950	Alexandria Real Estate Equities, Inc.	1,531,681
47,603	BioMed Realty Trust, Inc.	788,782

Shares	Common Stock (99.4%)	Value
Office REITS (15.8%) - continued
52,123	Boston Properties, Inc.	$4,644,159
48,246	Brandywine Realty Trust	386,450
9,810	CommonWealth REIT	186,096
5,440	Coresite Realty Corporation	78,064
23,195	Corporate Office Properties Trust	505,187
42,925	Digital Realty Trust, Inc.[a]	2,367,743
49,093	Douglas Emmett, Inc.[a]	839,490
70,000	Duke Realty Corporation[a]	735,000
10,100	Government Properties Income Trust	217,251
21,231	Highwoods Properties, Inc.	599,988
2,959	Hudson Pacific Properties, Inc.	34,413
22,570	Kilroy Realty Corporation	706,441
18,850	Lexington Realty Trust	123,279
27,525	Mack-Cali Realty Corporation	736,294
8,100	Piedmont Office Realty Trust, Inc.[a]	130,977
30,642	SL Green Realty Corporation	1,781,832

	Total Office REITS	16,393,127

Real Estate Operating Companies (0.7%)
34,800	Brookfield Office Properties, Inc.	479,196
21,839	Forest City Enterprises, Inc.[b]	232,804

	Total Real Estate Operating Companies	712,000

Real Estate Services (0.1%)
8,500	CB Richard Ellis Group, Inc.[b]	114,410

	Total Real Estate Services	114,410

Residential REITS (19.7%)
29,898	American Campus Communities, Inc.	1,112,505
43,849	Apartment Investment & Management Company	969,940
12,652	Associated Estates Realty Corporation	195,600
33,203	AvalonBay Communities, Inc.	3,786,802
23,700	BRE Properties, Inc.	1,003,458
28,840	Camden Property Trust	1,593,698
13,500	Campus Crest Communities, Inc.[a]	146,880
21,200	Education Realty Trust, Inc.	182,108
15,790	Equity Lifestyle Properties, Inc.	990,033
100,995	Equity Residential	5,238,611
15,600	Essex Property Trust, Inc.	1,872,624
15,175	Home Properties, Inc.	861,333
10,788	Mid-America Apartment Communities, Inc.	649,653
14,988	Post Properties, Inc.	520,683
2,000	Sun Communities, Inc.	70,380
56,963	UDR, Inc.	1,261,161

	Total Residential REITS	20,455,469

Retail REITS (24.0%)
18,176	Acadia Realty Trust	339,891
41,918	CBL & Associates Properties, Inc.	476,188
12,619	Equity One, Inc.	200,137
21,380	Federal Realty Investment Trust	1,761,926
117,460	General Growth Properties, Inc.	1,421,266
32,881	Glimcher Realty Trust	232,797
15,000	Inland Real Estate Corporation	109,500
115,967	Kimco Realty Corporation	1,742,984
20,551	Kite Realty Group Trust	75,217
46,639	Macerich Company	1,988,221

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

Real Estate Securities Fund

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (99.4%)	Value
Retail REITS (24.0%) - continued
25,700	National Retail Properties, Inc.[a]	$690,559
7,100	Pennsylvania Real Estate Investment Trust	54,883
14,214	Ramco-Gershenson Properties Trust	116,555
8,775	Realty Income Corporation[a]	282,906
39,100	Regency Centers Corporation	1,381,403
2,586	Saul Centers, Inc.	87,433
103,926	Simon Property Group, Inc.	11,429,781
34,698	Tanger Factory Outlet Centers, Inc.	902,495
20,150	Taubman Centers, Inc.	1,013,747
31,200	Weingarten Realty Investors	660,504

	Total Retail REITS	24,968,393

Specialized REITS (24.1%)
29,540	Ashford Hospitality Trust	207,371
6,148	Chatham Lodging Trust	60,988
12,227	Chesapeake Lodging Trust	147,580
14,350	Cogdell Spencer, Inc.	54,099
64,152	DiamondRock Hospitality Company	448,422
16,590	Entertainment Properties Trust	646,678
36,655	Extra Space Storage, Inc.	682,883
30,650	FelCor Lodging Trust, Inc.[b]	71,415
111,821	HCP, Inc.	3,920,444
52,076	Health Care REIT, Inc.[a]	2,437,157
17,500	Healthcare Realty Trust, Inc.	294,875
52,950	Hersha Hospitality Trust	183,207
24,048	Hospitality Properties Trust	510,539
237,196	Host Hotels & Resorts, Inc.	2,594,924
26,700	LaSalle Hotel Properties	512,640
4,600	LTC Properties, Inc.	116,472
20,787	Medical Properties Trust, Inc.	186,044
25,830	Omega Healthcare Investors, Inc.	411,472
14,814	Pebblebrook Hotel Trust	231,839
7,602	Plum Creek Timber Company, Inc.	263,865
47,010	Public Storage, Inc.	5,234,564
11,400	Rayonier, Inc. REIT	419,406
8,850	RLJ Lodging Trust	113,014
6,150	Sabra Healthcare REIT, Inc.	58,671
36,494	Senior Housing Property Trust	786,081
3,300	Sovran Self Storage, Inc.	122,661
27,658	Strategic Hotel Capital, Inc.[b]	119,206
36,865	Sunstone Hotel Investors, Inc.[b]	209,762
80,232	Ventas, Inc.	3,963,461

	Total Specialized REITS	25,009,740

	Total Common Stock (cost $104,989,126)	103,175,000

Principal Amount	Long-Term Fixed Income (<0.1%)	Value
Collateralized Mortgage Obligations (<0.1%)
	Deutsche Alt-A Securities, Inc.
14,779	5.888%, 6/25/2036	10,870

Principal Amount	Long-Term Fixed Income (<0.1%)	Value
Collateralized Mortgage Obligations (<0.1%) - continued
	Impac Secured Assets Corporation
$52,415	0.345%, 2/25/2037[c]	$36,468

	Total Collateralized Mortgage Obligations	47,338

	Total Long-Term Fixed Income (cost $64,874)	47,338

Shares	Collateral Held for Securities Loaned (7.6%)	Value
7,869,585	Thrivent Financial Securities Lending Trust	7,869,585

	Total Collateral Held for Securities Loaned (cost $7,869,585)	7,869,585

	Total Investments (cost $112,923,585) 107.0%	$111,091,923

	Other Assets and Liabilities, Net (7.0%)	(7,260,453)

	Total Net Assets 100.0%	$103,831,470

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2011.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$14,027,352
Gross unrealized depreciation	(15,859,014)

Net unrealized appreciation (depreciation)	($1,831,662)

Cost for federal income tax purposes	$112,923,585

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

Real Estate Securities Fund

Schedule of Investments as of September 30, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2011, in valuing Real Estate Securities Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Diversified Real Estate Activities	156,649	156,649	–	–
Diversified REITS	6,791,277	6,791,277	–	–
Financials	4,731,643	4,731,643	–	–
Hotels, Resorts & Cruise Lines	948,072	948,072	–	–
Industrial REITS	1,432,498	1,432,498	–	–
Mortgage REITS	1,461,722	1,461,722	–	–
Office REITS	16,393,127	16,393,127	–	–
Real Estate Operating Companies	712,000	712,000	–	–
Real Estate Services	114,410	114,410	–	–
Residential REITS	20,455,469	20,455,469	–	–
Retail REITS	24,968,393	24,968,393	–	–
Specialized REITS	25,009,740	25,009,740	–	–
Long-Term Fixed Income
Collateralized Mortgage Obligations	47,338	–	47,338	–
Collateral Held for Securities Loaned	7,869,585	7,869,585	–	–
Total	$111,091,923	$111,044,585	$47,338	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Real Estate Securities Fund, is as follows:

Fund	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at September 30, 2011	Value September 30, 2011	Income Earned January 1, 2011 - September 30, 2011
Thrivent Financial Securities Lending Trust	$6,496,750	$59,879,505	$58,506,670	7,869,585	$7,869,585	$14,216
Total Value and Income Earned	6,496,750				7,869,585	14,216

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

Equity Income Plus Fund

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (81.1%)	Value
Consumer Discretionary (6.9%)
4,100	Arbitron, Inc.	$135,628
6,100	Best Buy Company, Inc.	142,130
8,600	Bridgepoint Education, Inc.[a]	149,984
2,100	Carnival plc ADR	64,659
3,100	Coach, Inc.	160,673
6,800	Comcast Corporation	142,120
3,500	DIRECTV[a]	147,875
25,400	Gap, Inc.	412,496
5,100	ITT Educational Services, Inc.[a]	293,658
1,800	McDonald’s Corporation	158,076
4,200	McGraw-Hill Companies, Inc.	172,200
700	Netflix, Inc.[a]	79,212
3,600	PetSmart, Inc.	153,540
2,800	Polaris Industries, Inc.	139,916
300	Starwood Hotels & Resorts Worldwide, Inc.	11,646
1,700	Strayer Education, Inc.	130,339
3,300	Target Corporation	161,832
2,700	Tim Hortons, Inc.	125,010
2,700	TJX Companies, Inc.	149,769
2,000	Toyota Motor Corporation ADR	136,520
3,000	Yum! Brands, Inc.	148,170

	Total Consumer Discretionary	3,215,453

Consumer Staples (8.9%)
2,000	Anheuser-Busch InBev NV ADR	105,960
5,700	Coca-Cola Company	385,092
2,500	Colgate-Palmolive Company	221,700
4,500	Companhia de Bebidas das Americas ADR	137,925
4,300	CVS Caremark Corporation	144,394
3,900	Dr. Pepper Snapple Group, Inc.	151,242
5,700	Herbalife, Ltd.	305,520
3,100	Mead Johnson Nutrition Company	213,373
2,400	PepsiCo, Inc.	148,560
12,700	Philip Morris International, Inc.	792,226
6,500	Procter & Gamble Company	410,670
4,500	Unilever plc ADR	140,355
4,000	Walgreen Company	131,560
16,100	Wal-Mart Stores, Inc.	835,590

	Total Consumer Staples	4,124,167

Energy (10.7%)
2,700	BP plc ADR	97,389
2,900	Cenovus Energy, Inc.	89,059
8,800	Chevron Corporation	814,176
400	CNOOC, Ltd. ADR	64,120
13,000	ConocoPhillips	823,160
2,100	Core Laboratories NV	188,643
5,100	CVR Energy, Inc.[a]	107,814
4,000	Enbridge, Inc.	127,720
11,600	Exxon Mobil Corporation	842,508
5,800	Marathon Oil Corporation	125,164
2,900	National Oilwell Varco, Inc.	148,538
5,000	Occidental Petroleum Corporation	357,500
3,300	Penn West Petroleum, Ltd.	48,741
1,300	PetroChina Company, Ltd. ADR	156,637
6,000	Petroleo Brasileiro SA PREF ADR	124,320
2,600	Royal Dutch Shell plc ADR	161,330
1,900	Royal Dutch Shell plc ADR, Class A	116,888

Shares	Common Stock (81.1%)	Value
Energy (10.7%) - continued
2,600	Suncor Energy, Inc. ADR	$66,144
2,500	Total SA ADR	109,675
8,800	Valero Energy Corporation	156,464
9,300	W&T Offshore, Inc.	127,968
8,200	Western Refining, Inc.[a]	102,172

	Total Energy	4,956,130

Financials (20.3%)
14,800	Aegon NV ADR[a]	59,940
18,200	Aflac, Inc.	636,090
400	Agree Realty Corporation	8,712
200	Alexandria Real Estate Equities, Inc.	12,278
800	American Campus Communities, Inc.	29,768
8,500	Annaly Capital Management, Inc.	141,355
600	Ashford Hospitality Trust	4,212
800	AvalonBay Communities, Inc.	91,240
5,800	Aviva plc ADR	54,230
24,700	Bank of America Corporation	151,164
4,800	Barclays plc ADR	46,944
2,000	Berkshire Hathaway, Inc.[a]	142,080
1,000	BioMed Realty Trust, Inc.	16,570
1,100	Boston Properties, Inc.	98,010
700	Brandywine Realty Trust	5,607
400	BRE Properties, Inc.	16,936
800	Brookfield Office Properties, Inc.	11,016
500	Camden Property Trust	27,630
600	CBL & Associates Properties, Inc.	6,816
2,400	China Life Insurance Company, Ltd. ADR	85,224
5,200	Citigroup, Inc.	133,224
200	Corporate Office Properties Trust	4,356
2,700	Credit Suisse Group ADR	70,848
300	CubeSmart	2,559
1,200	DCT Industrial Trust, Inc.	5,268
500	DDR Corporation	5,450
1,100	DiamondRock Hospitality Company	7,689
700	Digital Realty Trust, Inc.	38,612
400	Duke Realty Corporation	4,200
400	DuPont Fabros Technology, Inc.	7,876
100	EastGroup Properties, Inc.	3,814
800	Education Realty Trust, Inc.	6,872
100	Entertainment Properties Trust	3,898
750	Equity One, Inc.	11,895
1,700	Equity Residential	88,179
300	Essex Property Trust, Inc.	36,012
800	Federal Realty Investment Trust	65,928
400	First Industrial Realty Trust, Inc.[a]	3,200
400	Forest City Enterprises, Inc.[a]	4,264
1,700	Franklin Resources, Inc.	162,588
1,500	Franklin Street Properties Corporation	16,965
600	Getty Realty Corporation	8,652
500	Glimcher Realty Trust	3,540
800	Government Properties Income Trust	17,208
1,600	HCP, Inc.	56,096
200	Health Care REIT, Inc.	9,360
600	Highwoods Properties, Inc.	16,956
200	Hospitality Properties Trust	4,246
4,200	Host Hotels & Resorts, Inc.	45,948
3,100	HSBC Holdings plc ADR	117,924

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

Equity Income Plus Fund

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (81.1%)	Value
Financials (20.3%) - continued
9,900	ING Groep NV ADR[a]	$69,795
11,250	iShares Dow Jones U.S. Real Estate Index Fund ETF	568,913
11,200	iShares MSCI EAFE Index Fund	534,800
5,300	Itau Unibanco Holding SA ADR	82,256
22,400	KeyCorp	132,832
400	Kilroy Realty Corporation	12,520
2,400	Kimco Realty Corporation	36,072
1,000	Kite Realty Group Trust	3,660
600	LaSalle Hotel Properties	11,520
500	Lexington Realty Trust	3,270
1,000	Liberty Property Trust	29,110
300	LTC Properties, Inc.	7,596
600	Macerich Company	25,578
600	Mack-Cali Realty Corporation	16,050
4,900	Manulife Financial Corporation	55,517
400	Medical Properties Trust, Inc.	3,580
20,000	Mitsubishi UFJ Financial Group, Inc. ADR	89,000
4,800	Moody’s Corporation	146,160
9,200	Morgan Stanley	124,200
600	National Health Investors, Inc.	25,278
900	National Retail Properties, Inc.	24,183
400	Omega Healthcare Investors, Inc.	6,372
500	Post Properties, Inc.	17,370
200	Potlatch Corporation	6,304
6,100	Principal Financial Group, Inc.	138,287
2,328	Prologis, Inc.	56,454
200	PS Business Parks, Inc.	9,908
1,000	Public Storage, Inc.	111,350
300	Ramco-Gershenson Properties Trust	2,460
450	Rayonier, Inc. REIT	16,555
400	Realty Income Corporation	12,896
800	Regency Centers Corporation	28,264
84,300	Regions Financial Corporation	280,719
1,200	Senior Housing Property Trust	25,848
1,700	Simon Property Group, Inc.	186,966
600	SL Green Realty Corporation	34,890
100	Sovran Self Storage, Inc.	3,717
23,150	SPDR Dow Jones Wilshire International Real Estate ETF	741,958
8,150	Torchmark Corporation	284,109
1,800	Toronto-Dominion Bank	127,710
400	UDR, Inc.	8,856
200	Universal Health Realty Income Trust	6,722
200	Urstadt Biddle Properties, Inc.	3,194
15,600	Vanguard Dividend Appreciation Index Fund ETF	760,656
16,200	Vanguard FTSE All-World Ex-US Index Fund ETF	627,264
4,000	Vanguard MSCI Emerging Markets ETF	143,560
5,400	Vanguard REIT ETF	274,698
1,550	Ventas, Inc.	76,570
1,000	Vornado Realty Trust	74,620
100	Washington Real Estate Investment Trust	2,818
25,600	Wells Fargo & Company	617,472
1,000	Westpac Banking Corporation ADR	96,060

	Total Financials	9,395,966

Shares	Common Stock (81.1%)	Value
Health Care (8.1%)
2,900	Abbott Laboratories	$148,306
5,300	AmerisourceBergen Corporation	197,531
2,700	Amgen, Inc.	148,365
2,700	Baxter International, Inc.	151,578
7,300	Gilead Sciences, Inc.[a]	283,240
2,700	McKesson Corporation	196,290
22,600	Medtronic, Inc.	751,224
4,600	Merck & Company, Inc.	150,466
24,700	Momenta Pharmaceuticals, Inc.[a]	284,050
2,800	Novartis AG ADR	156,156
900	Novo Nordisk A/S ADR	89,568
46,400	Pfizer, Inc.	820,352
3,900	Sanofi ADR	127,920
5,100	UnitedHealth Group, Inc.	235,212

	Total Health Care	3,740,258

Industrials (5.3%)
1,800	3M Company	129,222
4,450	ABB, Ltd. ADR[a]	76,006
3,300	Acacia Research[a]	118,767
1,600	Caterpillar, Inc.	118,144
9,300	General Electric Company	141,732
8,300	Joy Global, Inc.	517,754
5,000	KBR, Inc.	118,150
3,900	Lockheed Martin Corporation	283,296
3,800	Sauer-Danfoss, Inc.[a]	109,820
1,100	Siemens AG ADR	98,769
17,900	Southwest Airlines Company	143,916
9,400	Textron, Inc.	165,816
1,600	Union Pacific Corporation	130,672
2,000	United Technologies Corporation	140,720
4,400	Verisk Analytics, Inc.[a]	152,988

	Total Industrials	2,445,772

Information Technology (10.4%)
4,200	Accenture plc	221,256
5,400	Altera Corporation	170,262
2,100	Apple, Inc.[a]	800,478
10,300	Cisco Systems, Inc.	159,547
10,100	Corning, Inc.	124,836
6,000	Hewlett-Packard Company	134,700
40,600	Intel Corporation	865,998
3,500	International Business Machines Corporation	612,605
28,600	Lender Processing Services, Inc.	391,534
33,200	Microsoft Corporation	826,348
10,700	Nokia OYJ ADR	60,562
7,000	Oracle Corporation	201,180
2,100	SAP AG ADR	106,302
10,000	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	114,300

	Total Information Technology	4,789,908

Materials (4.3%)
11,900	Alcoa, Inc.	113,883
2,000	Barrick Gold Corporation	93,300
2,500	BHP Billiton plc ADR	132,700
2,000	BHP Billiton, Ltd. ADR	132,880
1,100	CF Industries Holdings, Inc.	135,729
4,100	Domtar Corporation	279,497
4,500	Freeport-McMoRan Copper & Gold, Inc.	137,025

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

Equity Income Plus Fund

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (81.1%)	Value
Materials (4.3%) - continued
4,800	LyondellBasell Industries NV	$117,264
9,500	Mosaic Company	465,215
800	POSCO ADR	60,808
2,200	Rio Tinto plc ADR	96,976
5,300	Vale SA SP PREF ADR	111,300
1,600	Walter Energy, Inc.	96,016

	Total Materials	1,972,593

Telecommunications Services (3.1%)
4,800	America Movil SAB de CV ADR	105,984
13,300	AT&T, Inc.	379,316
3,500	China Mobile, Ltd. ADR	170,485
5,000	Nippon Telegraph & Telephone Corporation ADR	119,750
7,000	NTT DOCOMO, INC. ADR	127,820
5,100	Telefonica SA ADR	97,512
8,900	Verizon Communications, Inc.	327,520
3,500	Vodafone Group plc ADR	89,775

	Total Telecommunications Services	1,418,162

Utilities (3.1%)
12,700	Ameren Corporation	378,079
3,800	Entergy Corporation	251,902
2,300	National Grid plc ADR	114,080
6,900	Northeast Utilities	232,185
24,800	Questar Corporation	439,208

	Total Utilities	1,415,454

	Total Common Stock (cost $42,317,607)	37,473,863

Principal Amount	Long-Term Fixed Income (6.3%)	Value
Consumer Cyclical (0.5%)
	CVS Caremark Corporation
250,000	6.302%, 6/1/2037	241,875

	Total Consumer Cyclical	241,875

Energy (0.9%)
	Enbridge Energy Partners, LP
175,000	8.050%, 10/1/2037	180,691
	Enterprise Products Operating, LLC
225,000	7.034%, 1/15/2068	228,094

	Total Energy	408,785

Financials (4.5%)
	Aegon NV
300,000	3.169%, 7/29/2049[b,c]	139,755
	American International Group, Inc.
100,000	8.175%, 5/15/2058	88,250
	BAC Capital Trust VI
250,000	5.625%, 3/8/2035	179,016
	BBVA International Preferred SA Unipersonal
150,000	5.919%, 12/29/2049[c]	101,754
	ING Capital Funding Trust III
200,000	3.969%, 12/29/2049[b,c]	149,579
	J.P. Morgan Chase & Company
100,000	7.900%, 4/29/2049[c]	103,001

Principal Amount	Long-Term Fixed Income (6.3%)	Value
Financials (4.5%) - continued
	Liberty Mutual Group, Inc.
$200,000	10.750%, 6/15/2058[d]	$238,000
	MetLife Capital Trust IV
220,000	7.875%, 12/15/2037[d]	216,700
	Reinsurance Group of America, Inc.
225,000	6.750%, 12/15/2065	196,314
	Wachovia Capital Trust III
150,000	5.570%, 3/15/2042[b,c]	123,000
	Wells Fargo Capital XIII
135,000	7.700%, 12/29/2049[c]	135,000
	XL Group plc
250,000	6.500%, 12/29/2049[c]	196,250
	ZFS Finance USA Trust II
230,000	6.450%, 12/15/2065[d]	202,400

	Total Financials	2,069,019

Utilities (0.4%)
	Dominion Resources, Inc.
200,000	2.669%, 9/30/2066[b]	178,000

	Total Utilities	178,000

	Total Long-Term Fixed Income (cost $3,105,979)	2,897,679

Shares	Preferred Stock (1.2%)	Value
Financials (1.1%)
3,000	Bank of America Corporation[c]	66,270
4,700	Citigroup Capital XII	117,970
2,500	JPMorgan Chase Capital XXIX	62,650
200	SG Preferred Capital II, LLC[c,d]	188,312
2,000	U.S. Bancorp[c]	54,760

	Total Financials	489,962

Utilities (0.1%)
1,720	Xcel Energy, Inc.	47,627

	Total Utilities	47,627

	Total Preferred Stock (cost $551,486)	537,589

Principal Amount	Short-Term Investments (9.7%)[e]	Value
	Federal Home Loan Bank Discount Notes
4,000,000	0.010%, 11/4/2011[f]	3,999,962
	Federal National Mortgage
	Association Discount Notes
500,000	0.105%, 2/22/2012[f,g]	499,793

	Total Short-Term Investments (at amortized cost)	4,499,755

	Total Investments (cost $50,474,827) 98.3%	$45,408,886

	Other Assets and Liabilities, Net 1.7%	808,444

	Total Net Assets 100.0%	$46,217,330

a	Non-income producing security.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

Equity Income Plus Fund

Schedule of Investments as of September 30, 2011

(unaudited)

b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2011.
c	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2011, the value of these investments was $845,412 or 1.8% of total net assets.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
g	At September 30, 2011, $499,793 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,235,494
Gross unrealized depreciation	(6,301,435)

Net unrealized appreciation (depreciation)	($5,065,941)

Cost for federal income tax purposes	$50,474,827

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

Equity Income Plus Fund

Schedule of Investments as of September 30, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2011, in valuing Equity Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	3,215,453	3,215,453	–	–
Consumer Staples	4,124,167	4,124,167	–	–
Energy	4,956,130	4,956,130	–	–
Financials	9,395,966	9,395,966	–	–
Health Care	3,740,258	3,740,258	–	–
Industrials	2,445,772	2,445,772	–	–
Information Technology	4,789,908	4,789,908	–	–
Materials	1,972,593	1,972,593	–	–
Telecommunications Services	1,418,162	1,418,162	–	–
Utilities	1,415,454	1,415,454	–	–
Long-Term Fixed Income
Consumer Cyclical	241,875	–	241,875	–
Energy	408,785	–	408,785	–
Financials	2,069,019	–	2,069,019	–
Utilities	178,000	–	178,000	–
Preferred Stock
Financials	489,962	301,650	188,312	–
Utilities	47,627	47,627	–	–
Short-Term Investments	4,499,755	–	4,499,755	–
Total	$45,408,886	$37,823,140	$7,585,746	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	285,176	285,176	–	–
Total Liability Derivatives	$285,176	$285,176	$–	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Mini-Futures	88	December 2011	$5,239,576	$4,954,400	($285,176)
Total Futures Contracts					($285,176)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Bank Loans (4.4%)[a]	Value
Communications Services (0.5%)
	Cumulus Media Holdings, Inc., Term Loan
$975,000	5.750%, 9/16/2018	$916,802

	Total Communications Services	916,802

Consumer Cyclical (0.4%)
	Chrysler Group, LLC, Term Loan
975,000	4.750%, 5/24/2017[b,c]	847,558

	Total Consumer Cyclical	847,558

Consumer Non-Cyclical (0.4%)
	Visant Corporation, Term Loan
972,550	5.250%, 12/22/2016	885,565

	Total Consumer Non-Cyclical	885,565

Financials (0.9%)
	Nuveen Investments, Inc., Term Loan
975,000	5.819%, 5/13/2017	900,413
	Springleaf Financial Funding Company, Term Loan
975,000	5.500%, 5/10/2017	842,400

	Total Financials	1,742,813

Technology (1.3%)
	First Data Corporation Extended, Term Loan
975,000	4.235%, 3/26/2018	787,722
	Freescale Semiconductor, Term Loan
975,000	4.250%, 12/1/2016[b,c]	890,497
	Intelsat Jackson Holdings SA, Term Loan
975,000	5.250%, 4/2/2018	928,687

	Total Technology	2,606,906

Transportation (0.5%)
	Delta Air Lines, Inc., Term Loan
975,000	4.250%, 4/20/2017[b,c]	917,719

	Total Transportation	917,719

Utilities (0.4%)
	Calpine Corporation, Term Loan
975,000	3.250%, 4/1/2018[b,c]	915,827

	Total Utilities	915,827

	Total Bank Loans (cost $9,043,747)	8,833,190

Principal Amount	Long-Term Fixed Income (49.3%)	Value
Asset-Backed Securities (2.2%)
	Carrington Mortgage Loan Trust
1,700,000	0.385%, 8/25/2036[d]	545,654
	Goldman Sachs Alternative Mortgage Products Trust
812,052	0.315%, 8/25/2036[d]	727,499
	GSAMP Trust
1,111,526	0.415%, 2/25/2036[d]	877,046
	J.P. Morgan Mortgage Trust
654,384	2.817%, 2/25/2036	563,372

Principal Amount	Long-Term Fixed Income (49.3%)	Value
Asset-Backed Securities (2.2%) - continued
	Renaissance Home Equity Loan Trust
$854,698	5.746%, 5/25/2036	$497,165
1,000,000	6.011%, 5/25/2036	450,309
1,450,000	5.797%, 8/25/2036	608,336

	Total Asset-Backed Securities	4,269,381

Basic Materials (2.4%)
	Alcoa, Inc.
310,000	6.150%, 8/15/2020	314,024
	Arch Coal, Inc.
920,000	7.000%, 6/15/2019[e]	874,000
	Dow Chemical Company
600,000	8.550%, 5/15/2019	768,576
	FMG Resources Property, Ltd.
920,000	7.000%, 11/1/2015[e]	855,600
	Georgia-Pacific, LLC
920,000	8.000%, 1/15/2024	1,080,065
	Novelis, Inc.
920,000	8.375%, 12/15/2017	910,800

	Total Basic Materials	4,803,065

Capital Goods (1.4%)
	Bombardier, Inc.
650,000	7.750%, 3/15/2020[e]	692,250
	Case New Holland, Inc.
920,000	7.875%, 12/1/2017	979,800
	Lockheed Martin Corporation
665,000	4.850%, 9/15/2041	699,664
	Textron, Inc.
450,000	7.250%, 10/1/2019[f]	504,122

	Total Capital Goods	2,875,836

Collateralized Mortgage Obligations (6.8%)
	Bear Stearns Adjustable Rate Mortgage Trust
1,803,321	2.560%, 10/25/2035[d]	1,488,850
	Citigroup Mortgage Loan Trust, Inc.
893,909	5.500%, 11/25/2035	765,120
	CitiMortgage Alternative Loan Trust
1,327,193	5.750%, 4/25/2037	922,999
	Countrywide Alternative Loan Trust
575,042	6.000%, 4/25/2036	416,475
508,264	6.000%, 1/25/2037	347,957
	Deutsche Alt-A Securities, Inc.
509,294	5.500%, 10/25/2021	463,929
1,877,185	1.012%, 4/25/2047[d]	1,148,058
	First Horizon Mortgage Pass- Through Trust
736,165	5.682%, 8/25/2037	523,010
	GSR Mortgage Loan Trust
801,327	0.425%, 8/25/2046[d]	673,958
	HomeBanc Mortgage Trust
1,499,717	2.203%, 4/25/2037	851,234
	J.P. Morgan Alternative Loan Trust
35,568	0.305%, 11/25/2036[d]	34,648

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (49.3%)	Value
Collateralized Mortgage Obligations (6.8%) - continued
	J.P. Morgan Chase Commercial Mortgage Securities
$1,236,520	4.441%, 1/25/2037	$853,036
	J.P. Morgan Mortgage Trust
400,384	6.500%, 1/25/2035	391,539
383,861	2.814%, 10/25/2036	299,469
	MASTR Alternative Loans Trust
1,223,230	6.500%, 5/25/2034	1,268,637
552,673	6.500%, 7/25/2034	584,167
	New York Mortgage Trust, Inc.
996,484	2.805%, 5/25/2036	178,500
	Structured Adjustable Rate Mortgage Loan Trust
723,474	5.394%, 9/25/2036	145,466
	WaMu Mortgage Pass Through Certificates
506,678	5.181%, 11/25/2036	399,071
282,715	2.567%, 8/25/2046	218,604
	Washington Mutual Alternative Mortgage Pass-Through Certificates
1,727,893	0.992%, 2/25/2047[d]	781,262
	Wells Fargo Mortgage Backed Securities Trust
1,042,518	6.000%, 7/25/2037	985,798

	Total Collateralized Mortgage Obligations	13,741,787

Commercial Mortgage-Backed Securities (3.6%)
	Banc of America Commercial Mortgage, Inc.
1,350,000	5.831%, 4/10/2049	1,143,882
	Commercial Mortgage Pass- Through Certificates
1,500,000	0.409%, 6/15/2022[d,g]	1,366,560
	Greenwich Capital Commercial Funding Corporation
1,350,000	5.867%, 12/10/2049	1,087,799
	LB-UBS Commercial Mortgage Trust
1,350,000	6.375%, 9/15/2045	1,110,700
	Morgan Stanley Capital, Inc.
1,350,000	5.406%, 3/15/2044	1,168,489
	Wachovia Bank Commercial Mortgage Trust
1,600,000	0.349%, 9/15/2021[d,g]	1,402,998

	Total Commercial Mortgage- Backed Securities	7,280,428

Communications Services (4.3%)
	CBS Corporation
450,000	8.875%, 5/15/2019	574,722
	CCO Holdings, LLC
920,000	7.000%, 1/15/2019	892,400
	CenturyLink, Inc.
650,000	6.450%, 6/15/2021	602,300
	Clear Channel Worldwide Holdings, Inc.
920,000	9.250%, 12/15/2017	940,700
	Dish DBS Corporation
920,000	6.750%, 6/1/2021[e]	878,600

Principal Amount	Long-Term Fixed Income (49.3%)	Value
Communications Services (4.3%) - continued
	EH Holding Corporation
$920,000	6.500%, 6/15/2019[e]	$885,500
	Frontier Communications Corporation
920,000	8.250%, 4/15/2017	892,400
	Intelsat Luxembourg SA
920,000	11.500%, 2/4/2017[e]	791,200
	News America, Inc.
325,000	4.500%, 2/15/2021	326,514
	NII Capital Corporation
920,000	7.625%, 4/1/2021	913,100
	Virgin Media Finance plc
830,000	9.500%, 8/15/2016	896,400

	Total Communications Services	8,593,836

Consumer Cyclical (4.3%)
	Chrysler Group, LLC
905,000	8.000%, 6/15/2019[e,f]	705,900
	CVS Caremark Corporation
800,000	6.302%, 6/1/2037	774,000
	Daimler Finance North America, LLC
330,000	3.875%, 9/15/2021[e]	321,925
	Ford Motor Credit Company, LLC
650,000	6.625%, 8/15/2017	676,850
920,000	5.750%, 2/1/2021	910,339
	Home Depot, Inc.
300,000	3.950%, 9/15/2020	315,277
	MGM Resorts International
900,000	11.125%, 11/15/2017	987,750
	Rite Aid Corporation
920,000	7.500%, 3/1/2017	878,600
	Starwood Hotels & Resorts Worldwide, Inc.
920,000	6.750%, 5/15/2018	986,700
	Toys R Us Property Company II, LLC
920,000	8.500%, 12/1/2017	897,000
	West Corporation
445,000	7.875%, 1/15/2019	418,300
	WMG Acquisition Corporation
920,000	11.500%, 10/1/2018[e]	846,400

	Total Consumer Cyclical	8,719,041

Consumer Non-Cyclical (2.9%)
	Bunge Limited Finance Corporation
225,000	4.100%, 3/15/2016	231,087
	Community Health Systems, Inc.
920,000	8.875%, 7/15/2015	903,900
	HCA, Inc.
520,000	7.250%, 9/15/2020	525,200
920,000	7.500%, 2/15/2022	848,700
	JBS USA, LLC/JBS USA Finance, Inc.
940,000	11.625%, 5/1/2014	1,005,800
	Mylan, Inc.
870,000	7.875%, 7/15/2020[e]	909,150
	Reynolds Group Holdings, Ltd.
920,000	6.875%, 2/15/2021[e]	828,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (49.3%)	Value
Consumer Non-Cyclical (2.9%) - continued
	Tenet Healthcare Corporation
$540,000	8.875%, 7/1/2019	$571,050

	Total Consumer Non-Cyclical	5,822,887

Energy (4.4%)
	Chesapeake Energy Corporation
830,000	9.500%, 2/15/2015	935,825
	Enbridge Energy Partners, LP
900,000	8.050%, 10/1/2037	929,265
	Enterprise Products Operating, LLC
1,000,000	7.034%, 1/15/2068	1,013,750
	Linn Energy, LLC
920,000	7.750%, 2/1/2021	920,000
	Newfield Exploration Company
570,000	5.750%, 1/30/2022	563,587
	Nexen, Inc.
620,000	6.400%, 5/15/2037	630,953
	Pioneer Natural Resources Company
745,000	7.500%, 1/15/2020	837,565
	Plains Exploration & Production Company
930,000	7.625%, 6/1/2018	953,250
	SandRidge Energy, Inc.
920,000	8.000%, 6/1/2018[e]	864,800
	Transocean, Inc.
600,000	7.375%, 4/15/2018	686,491
	Weatherford International, Ltd.
390,000	6.000%, 3/15/2018	431,397

	Total Energy	8,766,883

Financials (13.0%)
	Abbey National Capital Trust I
975,000	8.963%, 12/29/2049[h]	945,750
	Abbey National Treasury Services plc
325,000	4.000%, 4/27/2016	300,021
	ABN Amro North American Holding Preferred Capital Repackage Trust I
650,000	6.523%, 12/29/2049[e,h]	481,000
	Aegon NV
600,000	3.169%, 7/29/2049[d,h]	279,510
	Ally Financial, Inc.
920,000	8.000%, 3/15/2020	851,570
	American Express Company
600,000	6.800%, 9/1/2066	581,250
	American International Group, Inc.
330,000	4.875%, 9/15/2016	316,370
600,000	8.250%, 8/15/2018	665,068
	Bank of America Corporation
1,225,000	5.875%, 1/5/2021	1,144,956
360,000	8.000%, 12/29/2049[h]	306,054
	BB&T Capital Trust IV
300,000	6.820%, 6/12/2057	298,500
	BBVA International Preferred SA Unipersonal
975,000	5.919%, 12/29/2049[f,h]	661,399
	CNA Financial Corporation
600,000	7.350%, 11/15/2019	664,436

Principal Amount	Long-Term Fixed Income (49.3%)	Value
Financials (13.0%) - continued
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
$975,000	11.000%, 12/29/2049[e,h]	$1,172,437
	Coventry Health Care, Inc.
165,000	5.450%, 6/15/2021	178,162
	Developers Diversified Realty Corporation
775,000	7.875%, 9/1/2020	820,985
	Discover Bank
600,000	8.700%, 11/18/2019	685,528
	Goldman Sachs Group, Inc.
500,000	5.250%, 7/27/2021	493,258
	Health Care REIT, Inc.
620,000	6.500%, 3/15/2041	588,156
	HSBC Finance Corporation
465,000	6.676%, 1/15/2021[e]	457,012
	Huntington National Bank
600,000	6.600%, 6/15/2018	654,776
	Icahn Enterprises, LP
920,000	8.000%, 1/15/2018	916,550
	ING Capital Funding Trust III
600,000	3.969%, 12/29/2049[d,h]	448,738
	International Lease Finance Corporation
1,010,000	5.750%, 5/15/2016	897,702
	J.P. Morgan Chase & Company
330,000	3.150%, 7/5/2016	327,857
	J.P. Morgan Chase Capital XX
560,000	6.550%, 9/29/2036	565,505
	J.P. Morgan Chase Capital XXVII
650,000	7.000%, 11/1/2039	652,341
	KeyCorp
190,000	5.100%, 3/24/2021	191,730
	LBG Capital No. 1 plc
620,000	7.875%, 11/1/2020[e]	449,500
	Lehman Brothers Holdings, Inc.
600,000	7.000%, 9/27/2027[i]	141,750
	Liberty Mutual Group, Inc.
975,000	10.750%, 6/15/2058[e]	1,160,250
	Lincoln National Corporation
870,000	6.050%, 4/20/2067	704,700
	Lloyds TSB Bank plc
150,000	6.500%, 9/14/2020[e]	127,466
	MetLife Capital Trust IV
1,050,000	7.875%, 12/15/2037[e]	1,034,250
	Morgan Stanley
310,000	5.750%, 1/25/2021	285,221
	Northern Trust Corporation
325,000	3.375%, 8/23/2021	329,007
	Prudential Financial, Inc.
450,000	6.200%, 11/15/2040	462,281
	Regions Bank
600,000	7.500%, 5/15/2018	593,250
	Reinsurance Group of America, Inc.
900,000	6.750%, 12/15/2065	785,256
325,000	5.000%, 6/1/2021[f]	340,760
	Santander Holdings USA, Inc.
160,000	4.625%, 4/19/2016	154,142
	SLM Corporation
650,000	8.000%, 3/25/2020	641,678
	Societe Generale SA
325,000	5.200%, 4/15/2021[e]	282,189

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (49.3%)	Value
Financials (13.0%) - continued
	Swiss RE Capital I, LP
$580,000	6.854%, 5/29/2049[e,h]	$527,498
	XL Group plc
900,000	6.500%, 12/29/2049[h]	706,500
	ZFS Finance USA Trust II
850,000	6.450%, 12/15/2065[e]	748,000

	Total Financials	26,020,319

Foreign Government (0.2%)
	Brazil Government International Bond
300,000	4.875%, 1/22/2021	320,700

	Total Foreign Government	320,700

Technology (0.9%)
	Freescale Semiconductor, Inc.
920,000	9.250%, 4/15/2018[e]	945,300
	Seagate HDD Cayman
920,000	7.750%, 12/15/2018[e]	901,600

	Total Technology	1,846,900

Transportation (0.9%)
	Burlington Northern Santa Fe, LLC
665,000	3.450%, 9/15/2021	677,192
	Delta Air Lines, Inc.
289,797	7.750%, 12/17/2019	305,011
	Hertz Corporation
920,000	6.750%, 4/15/2019	834,900

	Total Transportation	1,817,103

Utilities (2.0%)
	AES Corporation
920,000	7.375%, 7/1/2021[e]	869,400
	CenterPoint Energy, Inc.
255,000	6.500%, 5/1/2018	299,919
	Enterprise Products Operating, LLC
335,000	4.050%, 2/15/2022[f]	335,611
	Markwest Energy Partners, LP/Markwest Energy Finance Corporation
920,000	6.500%, 8/15/2021	943,000
	NiSource Finance Corporation
650,000	6.125%, 3/1/2022	736,502
	Southern Union Company
300,000	7.200%, 11/1/2066	253,500
	TransCanada PipeLines, Ltd.
600,000	6.350%, 5/15/2067	597,423

	Total Utilities	4,035,355

	Total Long-Term Fixed Income (cost $104,295,818)	98,913,521

Shares	Common Stock (34.2%)	Value
Consumer Discretionary (3.0%)
9,800	Capella Education Company[j]	278,124
27,300	DIRECTV[j]	1,153,425
29,800	Ford Motor Company[j]	288,166
18,900	Gap, Inc.	306,936
12,000	McDonald’s Corporation	1,053,840

Shares	Common Stock (34.2%)	Value
Consumer Discretionary (3.0%) - continued
3,500	Strayer Education, Inc.[f]	$268,345
34,600	TJX Companies, Inc.	1,919,262
12,500	Weight Watchers International, Inc.[f]	728,125

	Total Consumer Discretionary	5,996,223

Consumer Staples (3.9%)
14,700	Coca-Cola Company	993,132
8,600	Colgate-Palmolive Company	762,648
16,000	Dr. Pepper Snapple Group, Inc.	620,480
5,400	Herbalife, Ltd.	289,440
12,000	Kimberly-Clark Corporation	852,120
15,300	PepsiCo, Inc.	947,070
16,400	Philip Morris International, Inc.	1,023,032
5,240	Procter & Gamble Company	331,063
8,500	Walgreen Company	279,565
34,200	Wal-Mart Stores, Inc.	1,774,980

	Total Consumer Staples	7,873,530

Energy (4.5%)
18,100	Chevron Corporation	1,674,612
8,400	CNOOC, Ltd. ADR[f]	1,346,520
15,400	ConocoPhillips	975,128
7,700	Core Laboratories NVf	691,691
6,700	Energen Corporation	273,963
37,000	Energy Income and Growth Fund	937,580
19,000	Kayne Anderson MLP Investment Company	528,580
19,200	Marathon Oil Corporation	414,336
9,000	Marathon Petroleum Corporation	243,540
5,900	Murphy Oil Corporation	260,544
5,300	Occidental Petroleum Corporation	378,950
44,000	StatoilHydro ASA Sponsor ADR[f]	948,200
19,700	W&T Offshore, Inc.[f]	271,072

	Total Energy	8,944,716

Financials (6.6%)
26,000	Aflac, Inc.	908,700
14,800	Allstate Corporation	350,612
8,800	Ameriprise Financial, Inc.	346,368
102,911	Annaly Capital Management, Inc.	1,711,410
142,000	Anworth Mortgage Asset Corporation	965,600
69,000	Ares Capital Corporation	950,130
11,100	Axis Capital Holdings, Ltd.	287,934
2,900	Goldman Sachs Group, Inc.	274,195
50,750	Invesco Mortgage Capital, Inc.	717,098
53,000	iShares S&P U.S. Preferred Stock Index Fund	1,887,330
75,600	MFA Financial, Inc.	530,712
37,000	Solar Capital, Ltd.	744,810
8,400	Travelers Companies, Inc.	409,332
93,100	Two Harbors Investment Corporation	822,073
20,700	U.S. Bancorp	487,278
16,500	Validus Holdings, Ltd.	411,180
36,400	Wells Fargo & Company	877,968
32,000	Western Asset Emerging Markets Debt Fund, Inc.	578,560

	Total Financials	13,261,290

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2011

(unaudited)

Shares	Common Stock (34.2%)	Value
Health Care (3.7%)
22,700	Abbott Laboratories	$1,160,878
26,800	AstraZeneca plc ADR	1,188,848
17,500	Johnson & Johnson	1,114,925
35,900	Medtronic, Inc.	1,193,316
39,700	Momenta Pharmaceuticals, Inc.[j]	456,550
191,000	PDL BioPharma, Inc.[f]	1,060,050
50,328	Pfizer, Inc.	889,799
6,800	UnitedHealth Group, Inc.	313,616

	Total Health Care	7,377,982

Industrials (4.2%)
7,400	3M Company	531,246
104,750	Alerian MLP ETF[f]	1,596,390
13,500	Allegiant Travel Company[j]	636,255
7,200	Caterpillar, Inc.	531,648
5,000	Dun & Bradstreet Corporation	306,300
13,900	Emerson Electric Company	574,209
42,500	Higher One Holdings, Inc.[f,j]	691,475
6,700	Honeywell International, Inc.	294,197
14,800	Joy Global, Inc.	923,224
10,600	KBR, Inc.	250,478
66,000	Knight Transportation, Inc.	878,460
21,400	Nordson Corporation	850,436
37,200	Southwest Airlines Company	299,088

	Total Industrials	8,363,406

Information Technology (3.4%)
33,100	Accenture plc	1,743,708
15,500	BMC Software, Inc.[j]	597,680
20,500	Cisco Systems, Inc.	317,545
3,900	F5 Networks, Inc.[j]	277,095
15,100	Intel Corporation	322,083
7,200	International Business Machines Corporation	1,260,216
10,700	Linear Technology Corporation	295,855
2,100	MasterCard, Inc.	666,036
45,200	Microsoft Corporation	1,125,028
25,800	Teradyne, Inc.[j]	284,058

	Total Information Technology	6,889,304

Materials (1.0%)
15,900	E.I. du Pont de Nemours and Company	635,523
9,500	LyondellBasell Industries NV	232,085
9,700	Southern Copper Corporation	242,403
43,000	Vale SA SP ADR	980,400

	Total Materials	2,090,411

Telecommunications Services (1.8%)
28,900	AT&T, Inc.	824,228
14,900	China Unicom (Hong Kong), Ltd. ADR[f]	303,960
14,100	Nippon Telegraph & Telephone Corporation ADR[f]	337,695
35,745	Telecomunicacoes de Sao Paulo SA ADR	945,455
33,000	Verizon Communications, Inc.	1,214,400

	Total Telecommunications Services	3,625,738

Utilities (2.1%)
14,200	DPL, Inc.	427,988
31,800	Empire District Electric Company[f]	616,284

Shares	Common Stock (34.2%)	Value
Utilities (2.1%) - continued
28,800	Enersis SA ADR	$487,008
8,800	Laclede Group, Inc.	341,000
6,900	National Grid plc ADR	342,240
95,600	Questar Corporation	1,693,076
8,700	Southern Company	368,619

	Total Utilities	4,276,215

	Total Common Stock (cost $76,858,568)	68,698,815

Shares	Preferred Stock (0.7%)	Value
Financials (0.7%)
	Citigroup Capital XII,	481,920
19,200	8.500%
	SG Preferred Capital II, LLC,	941,562
1,000	6.302%[e,h]

	Total Financials	1,423,482

	Total Preferred Stock (cost $1,483,800)	1,423,482

Shares	Collateral Held for Securities Loaned (5.0%)	Value
10,004,619	Thrivent Financial Securities Lending Trust	10,004,619

	Total Collateral Held for Securities Loaned (cost $10,004,619)	10,004,619

Principal Amount	Short-Term Investments (11.2%)[k]	Value
	Federal Home Loan Bank Discount Notes
4,000,000	0.036%, 10/21/2011[l]	3,999,920
6,500,000	0.020%, 11/18/2011[l]	6,499,827
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.020%, 11/28/2011[l]	4,999,839
	Federal National Mortgage Association Discount Notes
5,000,000	0.020%, 12/28/2011[l]	4,999,755
2,100,000	0.105%, 2/22/2012[l,m]	2,099,133

	Total Short-Term Investments (at amortized cost)	22,598,474

	Total Investments (cost $224,285,026) 104.8%	$210,472,101

	Other Assets and Liabilities, Net (4.8%)	(9,631,387)

	Total Net Assets 100.0%	$200,840,714

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2011.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2011

(unaudited)

e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2011, the value of these investments was $19,550,789 or 9.7% of total net assets.
f	All or a portion of the security is on loan.
g	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Diversified Income Plus Fund owned as of September 30, 2011.

Security	Acquisition Date	Amortized Cost
Commercial Mortgage Pass- Through Certificates	5/2/2007	$1,458,976
Wachovia Bank Commercial Mortgage Trust	4/25/2007	$1,575,520

h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	In bankruptcy. Interest is not being accrued.
j	Non-income producing security.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
m	At September 30, 2011, $2,099,133 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$4,185,500
Gross unrealized depreciation	(17,998,425)

Net unrealized appreciation (depreciation)	($13,812,925)

Cost for federal income tax purposes	$224,285,026

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2011, in valuing Diversified Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Communications Services	916,802	–	916,802	–
Consumer Cyclical	847,558	–	847,558	–
Consumer Non-Cyclical	885,565	–	885,565	–
Financials	1,742,813	–	1,742,813	–
Technology	2,606,906	–	2,606,906	–
Transportation	917,719	–	917,719	–
Utilities	915,827	–	915,827	–
Long-Term Fixed Income
Asset-Backed Securities	4,269,381	–	4,269,381	–
Basic Materials	4,803,065	–	4,803,065	–
Capital Goods	2,875,836	–	2,875,836	–
Collateralized Mortgage Obligations	13,741,787	–	13,741,787	–
Commercial Mortgage-Backed Securities	7,280,428	–	7,280,428	–
Communications Services	8,593,836	–	8,593,836	–
Consumer Cyclical	8,719,041	–	8,719,041	–
Consumer Non-Cyclical	5,822,887	–	5,822,887	–
Energy	8,766,883	–	8,766,883	–
Financials	26,020,319	–	26,020,319	–
Foreign Government	320,700	–	320,700	–
Technology	1,846,900	–	1,846,900	–
Transportation	1,817,103	–	1,817,103	–
Utilities	4,035,355	–	4,035,355	–
Common Stock
Consumer Discretionary	5,996,223	5,996,223	–	–
Consumer Staples	7,873,530	7,873,530	–	–
Energy	8,944,716	8,944,716	–	–
Financials	13,261,290	13,261,290	–	–
Health Care	7,377,982	7,377,982	–	–
Industrials	8,363,406	8,363,406	–	–
Information Technology	6,889,304	6,889,304	–	–
Materials	2,090,411	2,090,411	–	–
Telecommunications Services	3,625,738	3,625,738	–	–
Utilities	4,276,215	4,276,215	–	–
Preferred Stock
Financials	1,423,482	481,920	941,562	–
Collateral Held for Securities Loaned	10,004,619	10,004,619	–	–
Short-Term Investments	22,598,474	–	22,598,474	–
Total	$210,472,101	$79,185,354	$131,286,747	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	354,748	354,748	–	–
Total Asset Derivatives	$354,748	$354,748	$–	$–

Liability Derivatives
Futures Contracts	419,317	419,317	–	–
Total Liability Derivatives	$419,317	$419,317	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2011

(unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Diversified Income Plus Fund.

Investments in Securities	Value December 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value September 30, 2011
Long-Term Fixed Income Transportation	648,689	24,036	(32,153)	–	(335,561)	–	(305,011)	–

Total	$648,689	$24,036	($32,153)	$–	($335,561)	$–	($305,011)	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	39	December 2011	$4,773,963	$4,776,891	$2,928
10-Yr. U.S. Treasury Bond Futures	(10)	December 2011	(1,296,532)	(1,300,937)	(4,405)
S&P 500 Index Futures	(29)	December 2011	(8,515,320)	(8,163,500)	351,820
S&P 500 Index Mini-Futures	131	December 2011	7,790,212	7,375,300	(414,912)
Total Futures Contracts					($64,569)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Fund, is as follows:

Fund	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at September 30, 2011	Value September 30, 2011	Income Earned January 1, 2011 - September 30, 2011
High Yield	$2,246,684	$–	$2,293,103	–	$–	$73,488
Thrivent Financial Securities Lending Trust	9,448,870	76,333,387	75,777,638	10,004,619	10,004,619	39,866
Total Value and Income Earned	11,695,554				10,004,619	113,354

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

Notes to Schedule of Investments

As of September 30, 2011

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Swaps are valued using pricing sources approved by the Board of Trustees and the change in value, if any, is recorded as unrealized gains or losses. Mutual funds are valued at the net asset value at the close of each business day.

For all Funds, other than Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a fund security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The market values of the securities held in Money Market Fund are determined once per week using prices supplied by the Funds’ independent pricing service. Money Market Fund and the Funds’ investment adviser follow procedures designed to help maintain a constant net asset value of $1.00 per share.

All securities for which market values are not readily available or deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Generally Accepted Accounting Principles defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value requirements, which improve the consistency and comparability of fair value measurements used in financial reporting. Various inputs are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; and Level 3 includes significant unobservable inputs such as the Fund’s own assumptions and broker evaluations in determining the fair value of investments.

Fair Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Trustees has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies, all Funds, except Money Market Fund, may enter into foreign currency forward contracts. Additionally, these Funds may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at value and the related realized and unrealized foreign exchange gains and losses are recorded. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the foreign currency contract increases in value to the Fund, the Fund receives additional collateral from the counterparty.

Options – All Funds, with the exception of Money Market Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid and has no significant counterparty risk as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in

17

Notes to Schedule of Investments

As of September 30, 2011

(unaudited)

the price of the underlying security. The counterparty risk for written options arises when the Fund has purchased an option, exercised that option, and the counterparty does not buy or sell the Fund’s underlying asset as required. In the case where the Fund has sold an option, the Fund does not have counterparty risk. Counterparty risk on written options is partially mitigated by the Fund’s collateral posting requirements. As the written option increases in value to the Fund, the Fund receives additional collateral from the counterparty.

Futures Contracts – Certain Funds may use futures contracts to manage the exposure to interest rate, market and currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, the realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Swap Agreements – Certain Funds may enter into swap transactions, which involve swapping one or more investment characteristics of a security, or a basket of securities, with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Periodic payments and receipts and payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or third party, in connection with these agreements. These swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives additional collateral from the counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds may enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX Indices are static funds of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or the indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost efficient and diversified structure. In the event that a position would default, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount. For CDS contracts, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations. Refer to the credit default swap tables located within the Fund’s Schedule of Investments for additional information.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

18

Item 2. Controls and Procedures

(a) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: November 28, 2011	THRIVENT MUTUAL FUNDS

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 28, 2011	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: November 28, 2011	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer